Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Abstract]
Deferred issuance costs		$ 871,171
Ultimate settlement	50.00%
Severance pay expenses	$ 61,169	$ 31,356	$ 22,247
Right of use lease assets	$ 530,444